Related Parties Transactions - Compensation of Directors and Other Key Management Personnel (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Transactions Between Related Parties [Abstract]
Short-term employee benefits	$ 254	$ 251	$ 212
Post-employment benefits	9	8	9
Share-based payment	2	2	3
Compensation of key management personnel	$ 265	$ 261	$ 224